Cover Page Document	Mar. 27, 2020
Cover page. [Abstract]
Document Type	8-K
Document Period End Date	Mar. 27, 2020
Entity Registrant Name	Northwest Bancshares, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34582
Entity Tax Identification Number	27-0950358
Entity Address, Address Line One	100 Liberty Street
Entity Address, City or Town	Warren
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16365
City Area Code	814
Local Phone Number	726-2140
Title of 12(b) Security	Common Stock, 0.01 Par Value
Trading Symbol	NWBI
Security Exchange Name	NASDAQ
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001471265
Amendment Flag	false